Employee benefit expenses (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Employee Benefits Expense

The Group employed an average of 638 employees (full-time equivalents) during 2017 (2016: 574 and 2015: 515). Costs incurred in respect of these employees were:

	2017	2016(i)	2015(i)
	(€’000)
Salaries and bonuses	50,580	44,556	42,333
Social security charges	8,147	7,113	6,780
Contributions to defined contribution pension plans	3,063	2,571	2,273
Other personnel-related costs	8,572	7,844	7,518
Share-based payments	9,929	7,890	9,047
	80,291	69,974	67,951

Employee Benefit Expense Under Income Statement

The following income statement line items include employee benefit expenses of:

	2017	2016(i)	2015(i)
	(€’000)
Costs of sales	31,877	26,539	24,930
Sales and marketing costs	21,567	19,274	17,580
General and administrative costs	26,847	24,161	25,441
	80,291	69,974	67,951

(i)	Comparative figures for the years ended December 31, 2016 and 2015 were restated. For further information on the errors, see Notes 2 and 29 of these 2017 consolidated financial statements.